Other (Expense)/Income, net	6 Months Ended
Jun. 30, 2016
OTHER (EXPENSE)/INCOME, NET [Abstract]
OTHER (EXPENSE)/INCOME, NET
NOTE 10: OTHER (EXPENSE)/INCOME, NET

During the six month period ended June 30, 2016 and 2015, taxes other-than income taxes of Navios Logistics amounted to $4,735 and $6,419, respectively, and were included in the statements of comprehensive loss within the caption “Other (expense)/income, net”.

In March 2016, the Company agreed with a charterer for the early redelivery of one of its vessels in exchange for $13,000 in cash and settlement of outstanding claims payable to the charterer amounting to $1,871. The total amount of $14,871 was included in the statement of comprehensive (loss)/income within the caption of “Other (expense)/income, net”.